ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction

        Bona International Film Group Limited ("Bona International") was incorporated in British Virgin Islands ("BVI") on December 13, 2006. Bona International, together with its subsidiaries, variable interest entities (the "VIEs") and VIEs' subsidiaries, are engaged in film related activities and a talent agency business in the People's Republic of China (the "PRC").

        Bona Film Group Limited (the "Company") was established in the Cayman Islands in July 2010, which became the holding company of Bona International upon the completion of a 16 to 1 share exchange on November 10, 2010 with the existing shareholders of Bona International for all shares of equivalent classes. This share exchange was treated as a reorganization of entities under common control in a manner akin to a pooling-of-interest as if the Company had always existed and owned Bona International since the establishment of Bona International. The share capital after the share exchange has been reflected retrospectively as if it were the historical share capital for all the periods presented. The Company together with its VIEs and subsidiaries are referred to as the "Group".

Subsidiaries, VIEs and VIEs' subsidiaries

        As of December 31, 2011, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Bona Entertainment Company Limited ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Bona Productions Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
VIEs:
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co. Ltd.")	November 18, 2003	PRC	0%
Bona Film Group Co., Ltd (PRC). ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co. Ltd.")	June 25, 2008	PRC	0%
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang").	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjng Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mangguo Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%

The VIE arrangements

        The Group operates its businesses in the PRC through its affiliated entities due to PRC regulations that restrict foreign investments in the film, television program, movie theaters, talent agency and advertising industries. The Group has three affiliated consolidated entities that operate its businesses in the PRC, each of which is an entity duly formed under PRC law.

        These affiliated consolidated entities were established in the years set forth below:

Year of establishment	PRC affiliated entities	Principal activities
2003	Beijing Baichuan Film Distribution Co., Ltd.	Films distribution
2003	Bona Film Group Co., Ltd. (PRC)	Movie theater business, talent agency services and television production
2005	Beijing Bona Advertising Co., Ltd.	Film related advertising sales

        In July 2007, Bona New World, the Group's PRC subsidiary, entered into a series of contractual arrangements with each of the affiliated consolidated entities and their respective shareholders to govern the Group's relationships with the affiliated consolidated entities and ensure the Group's business operations in the PRC. These contractual arrangements allow the Group to effectively control the affiliated consolidated entities and to derive substantially all of the economic benefits from them. Accordingly, the Group treats these affiliated entities as VIEs and because the Group is the primary beneficiary the Group has consolidated these affiliated entities.

        The contractual arrangements comprise:

  •      Agreements that transfer economic benefits to Bona New World

    Exclusive Technology and Consulting Service Agreements

    Under these agreements between Bona New World and each of the VIEs, Bona New Word provides film investment consulting and technical service, operations management and marketing strategy consulting to the VIEs. As consideration for these services, Baichuan pays Bona New World a service fee of no less than 90% of its profit before tax. Bona Film/Bona Advertising pays Bona New World a service fee equal to 100% of its profit before tax, respectively. The exclusive technology and consulting service agreements remain effective until the dissolution of either Bona New World or the VIEs.

    Equity pledge agreements

    The shareholders of the VIEs pledged all of their respective equity interests in the VIEs to Bona New World under equity pledge agreements to secure their obligation under their respective exclusive technology and consulting service agreement with Bona New World. The equity pledge agreements remain effective until the VIEs are no longer liable under the exclusive technology and consulting service agreements.

  •      Agreements that provide Bona New World with effective control

    Voting trust and equity purchase option agreements

    The shareholders of the VIEs also entered into granting voting trust and equity purchase option agreements with Bona New World under which their voting rights and rights to appoint all directors and senior management personnel have been transferred to Bona New World. In addition, when permitted by PRC laws each of them granted to Bona New World or its designee irrevocable options to purchase all of their respective equity interests in the VIEs at the lowest price permitted under applicable PRC laws. The voting trust and equity purchase option agreements remain effective untill the termination of the corresponding exclusive technology and consulting service agreements.

    Loan agreement

    In 2011, Bona New World entered into a loan agreement with the Group's CEO, Mr. Dong Yu, to provide an interest-free loan of RMB 10 million solely for the purpose of increasing capital contributions to Bona Film. The loan has a term of 10 years and may be extended upon mutual written consent of the parties. Any proceeds generated from the transfer of equity interests held by Mr. Dong Yu in Bona Film to the Group shall be used to repay the loan and the loan can only be repaid using such proceeds. The loan agreement contains a number of covenants that restrict the actions that Mr. Dong Yu may take or cause the Bona Film to take. For example, Mr. Dong Yu (i) shall not transfer, sell, mortgage, dispose of, or encumber his equity interest in Bona Film except in accordance with the Equity Pledge Agreement discussed above, (ii) without Bona New World's prior written consent, shall not take actions or omissions that may have a material impact on the assets, business and liabilities of Bona Film, (iii) shall cause the shareholders' meeting and/or the board of directors of Bona Film not to approve the merger or consolidation of Bona Film with any person, or any acquisition or investment in any person, without Bona New World's prior written consent, and (iv) shall appoint any director candidates nominated by Bona New World.

Corporate reorganization

        At the time that the Company's wholly-owned subsidiary, Bona New World, entered into the series of contractual arrangements above with the Company's VIEs, the Company was controlled (and had been since incorporation) by Mr. Dong Yu who held 93.5% of the issued equity. Immediately before entering into the contractual arrangements, the VIEs were also controlled by Mr. Dong Yu. This was therefore a transaction between entities under common control. Accordingly, the consolidated financial statements of the Company have been prepared as if the Company had been in existence and was the primary beneficiary of the VIEs throughout the periods presented.

Cinema Popular

        In October 2008, Bona Entertainment entered an agreement with Hurry Up Limited, a Hong Kong based company engaged in film production, to set up Cinema Popular Limited ("Cinema Popular") in Hong Kong to invest in films and hold copyright of films (the "Joint-venture Agreement"). Bona Entertainment and Hurry Up Limited each own 50% of the equity interest in Cinema Popular.

        Through its control of the board of directors of Cinema Popular, Bona Entertainment controls Cinema Popular. As Bona Entertainment controls Cinema Popular and absorbs all of the expected losses of Cinema Popular, Bona Entertainment is the primary beneficiary of Cinema Popular and therefore has consolidated Cinema Popular.

        In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendment effectively replaces the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a VIE with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with VIEs and about any significant changes in risk exposure as a result of that involvement.

        The new guidance is effective at the start of a reporting entity's first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The Company adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in this consolidated financial statements.

        The Company has four VIEs, which it has consolidated under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of the VIEs. Because the Company, through its subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from the VIEs. The Company continues to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, had no accounting impact.

Risks in relation to the VIEs' structure

        The Company believes that Bona New World's contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

        The Company's ability to control the VIEs also depends on the power of attorney the Bona New World has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

        In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

1)
revoke the business licenses or other licenses or permits of the Group;

2)
discontinue or restrict the conduct of any transactions within the Group;

3)
impose fines, confiscating the income of the VIEs or the income, confiscating films or equipment, or imposing other requirements with which the Group may not be able to comply; or

4)
require the Group to restructure the relevant ownership structure or operations;

5)
restrict or prohibit the Company's use of the proceeds of IPO to finance the business and operations in China.

        The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

        The following consolidated information of the VIEs and their subsidiaries was included in the accompanying consolidated financial statements with intercompany balance eliminated:

	December 31,
	2010	2011
Total current assets	36,224,564	59,616,184
Total non-current assets	74,605,128	96,409,193

Total assets	110,829,692	156,025,377

Total current liabilities	50,964,207	76,539,817
Total non-current liabilities	6,402,431	413,219

Total liabilities	57,366,638	76,953,036

	Years ended December 31,
	2009	2010	2011
Net revenue	36,111,044	44,326,027	116,911,572
Net income	5,825,288	11,210,654	18,046,991

	Years ended December 31,
	2009	2010	2011
Net cash (used in) provided by operating activities	(21,067,130)	(17,350,381)	33,427,159
Net cash used in investing activities	(613,335)	(3,245,910)	(17,137,921)
Net cash provided by (used in) financing activities	22,281,080	19,006,317	(12,406,973)

        There are no consolidated VIEs' assets that are collateral for the VIE's obligations and can only be used to settle the VIEs' obligations.